Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 217,352	$ 242,060
Short-term investments	67,891	0
Accounts receivable, net	21,198	21,875
Prepaid expenses, and other assets	6,441	6,817
Total current assets	312,882	270,752
Property and equipment, net	436	384
Operating lease right-of-use assets, net	3,858	6,830
Intangible assets, net	35,051	53,679
Goodwill	379,072	633,965
Deferred tax asset	59,290	2,616
Other non-current assets	1,463	1,582
Total assets	792,052	969,808
Current liabilities:
Accounts payable and accrued expenses	13,830	14,752
Short-term operating lease liabilities	3,050	3,076
Contract liabilities	2,426	2,246
Loss Contingency	95,250	0
Other current liabilities	1,926	730
Total current liabilities	116,482	20,804
Long-term borrowings with related party	39,454	42,176
Long-term operating lease liabilities	1,625	4,688
Deferred tax liabilities, net	0	28,309
Loss Contingency	0	3,500
Other non-current liabilities	8,265	6,453
Total liabilities	165,826	105,930
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding	21,198	21,198
Additional paid-in-capital	359,280	671,831
Accumulated other comprehensive income	19,360	23,033
Retained earnings	226,388	147,816
Total shareholders' equity	626,226	863,878
Total liabilities and shareholders' equity	$ 792,052	$ 969,808